UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6589

FIRST FUNDS

(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Jeremy O. May

First Funds

1625 Broadway, Suite 2200

Denver, Colorado 80202

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  June 30

Date of reporting period: September 30

Item 1 - Schedule of Investments.

CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

		Shares	Value
COMMON STOCKS	96.4%
CONSUMER DISCRETIONARY	18.3%
Media	12.1%
Comcast Corp., Class A*		803,835	$22,443,073
McGraw-Hill Co., Inc.		159,980	12,748,806
Omnicom Group, Inc.		235,415	17,199,420
Walt Disney Co.		565,800	12,758,790

TOTAL MEDIA			65,150,089

Motorcycle Manufacturers	1.5%
Harley Davidson, Inc.		140,250	8,336,460

Retailing	4.7%
Home Depot, Inc.		640,190	25,095,448

TOTAL CONSUMER DISCRETIONARY			98,581,997

CONSUMER STAPLES	9.1%
Food, Beverage & Tobacco	7.3%
Costco Wholesale Corp.		529,500	22,006,020
Pepsico, Inc.		358,300	17,431,295

TOTAL FOOD, BEVERAGE & TOBACCO			39,437,315

Household & Personal Products	1.8%
Colgate-Palmolive Co.		214,825	9,705,794

TOTAL CONSUMER STAPLES			49,143,109

ENERGY	2.5%
Energy	2.5%
Exxon Mobil Corp.		281,200	13,590,396

TOTAL ENERGY			13,590,396

FINANCIALS	30.1%
Banks	4.4%
State Street Corp.		190,000	8,114,900
Wells Fargo & Co.		262,506	15,653,233

TOTAL BANKS			23,768,133

Diversified Financials	10.9%
Capital One Financial Corp.		328,925	24,307,557
Federal Home Loan Mortgage Corp.		23,550	1,536,402
Federal National Mortgage Association		210,400	13,339,360
J. P. Morgan Chase & Co.		493,300	19,598,809

TOTAL DIVERSIFIED FINANCIALS			58,782,128

Insurance	14.8%
AFLAC, Inc.		539,500	21,153,795
American International Group, Inc.		345,670	23,502,104
Fidelity National Financial, Inc.		269,420	10,264,902
XL Capital Ltd., Class A		337,400	24,964,226

TOTAL INSURANCE			79,885,027

TOTAL FINANCIALS			162,435,288

HEALTHCARE	9.2%
Healthcare Equipment & Supplies	2.8%
Medtronic, Inc.		290,250	15,063,975

Pharmaceuticals & Biotechnology	6.4%
Cardinal Health, Inc.		230,240	10,077,605
Pfizer, Inc.		796,115	24,361,119

TOTAL PHARMACEUTICALS & BIOTECH.			34,438,724

TOTAL HEALTHCARE			49,502,699

INDUSTRIALS	7.2%
Capital Goods	4.4%
General Electric Co.		711,100	23,878,738

Industrial Machinery	2.8%
Ingersoll-Rand Co., Ltd.		220,950	15,017,972

TOTAL INDUSTRIALS			38,896,710

INFORMATION TECHNOLOGY	15.6%
Software	4.3%
Microsoft Corp.		847,100	23,422,315

Technology Hardware & Equipment	11.3%
Flextronics International, Ltd.*		1,162,676	15,405,457
Hewlett-Packard Co.		307,000	5,756,250
Intel Corp.		774,850	15,543,491
Jabil Circuit, Inc.*		512,450	11,786,350
Nokia Corp., ADR		541,400	7,428,008
Texas Instruments, Inc.		230,875	4,913,020

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			60,832,576

TOTAL INFORMATION TECHNOLOGY			84,254,891

TELECOMMUNICATIONS	4.4%
Telecommunication Services	4.4%
Vodafone Group, plc ADR		996,175	24,017,779

TOTAL TELECOMMUNICATIONS			24,017,779

TOTAL COMMON STOCKS			520,422,869
(Cost $483,273,221)

MONEY MARKET MUTUAL FUNDS	2.3%
SSgA Prime Money Market Fund		6,217,114	6,217,114
SSgA U.S. Treasury Money Market Fund		6,033,107	6,033,107

TOTAL MONEY MARKET MUTUAL FUNDS			12,250,221
(Cost $12,250,221)

TOTAL INVESTMENTS	98.7%		532,673,090
(Cost $495,523,442)
Other Assets in Excess of Liabilities	1.3%		6,913,322
NET ASSETS	100.0%		$539,586,412

* Non-income producing security

ADR - American Depositary Receipt

Income Tax Information:

At September 30, 2004, the net unrealized appreciation based on cost for income tax purposes of $495,913,150 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost

$72,798,870

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(36,038,930)
Net unrealized appreciation	$36,759,940

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

			Principal
Due Date		Coupon	Amount/Shares	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS	6.4%
Federal National Mortgage Association Discount Notes	6.4%
10/12/04		1.72%	$185,000	$184,903
10/20/04		1.73%	6,500,000	6,494,062

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS				6,678,965
(Cost $6,678,965)

COMMON STOCKS	93.7%
Business Services	11.8%
Advisory Board Co.*			76,200	2,560,320
Charles River Associates, Inc.*			49,000	1,876,210
Corillian Corp. *			302,300	1,393,603
Gevity HR, Inc.			49,800	765,924
Interwoven, Inc.*			68,300	494,492
iPayment, Inc.*			38,600	1,550,176
Ivillage, Inc.*			198,400	1,190,400
Navigant Consulting, Inc.*			23,600	518,256
Portfolio Recovery Associates, Inc.*			25,900	761,201
SupportSoft, Inc.*			70,000	681,800
Transaction Systems Architects, Inc.*			27,700	514,805

TOTAL BUSINESS SERVICES				12,307,187

Capital Goods	1.3%
Varian, Inc.*			36,600	1,386,042

Consumer Non-Durables	13.5%
America's Car Mart, Inc.*			28,300	955,125
Carter's, Inc.*			9,100	251,979
Coach, Inc.*			43,900	1,862,238
Cost Plus, Inc.*			31,100	1,100,318
Guitar Centers, Inc.*			37,500	1,623,750
Hibbett Sporting Goods, Inc.*			90,687	1,858,177
PC Mall, Inc.*			33,600	513,744
Tractor Supply Co.*			28,200	886,608
Urban Outfitters, Inc.*			145,600	5,008,640

TOTAL CONSUMER NON-DURABLES				14,060,579

Consumer Services	11.7%
Ask Jeeves, Inc.*		49,200	1,609,332
Cheesecake Factory, Inc.*		33,800	1,466,920
First Cash Financial Services, Inc.*		75,750	1,517,272
Four Seasons Hotel, Inc.		21,900	1,403,790
Lin TV Corp.*		106,700	2,078,516
Mediacom Communications Corp.*		187,700	1,225,681
Rare Hospitality Int'l, Inc.*		50,850	1,355,152
Sonic Corp.*		62,562	1,603,464

TOTAL CONSUMER SERVICES			12,260,127

Financials	13.7%
Bank of the Ozarks, Inc.		10,500	312,165
Brookline Bancorp, Inc.		72,000	1,128,240
Capital Source, Inc.*		82,000	1,831,880
Delphi Financial Group, Inc.		55,900	2,245,503
Downey Financial Corp.		55,200	3,033,792
Glacier Bancorp, Inc.		14,000	408,240
Greenhill & Co., Inc.		2,700	63,720
Hub International, Ltd.		28,000	506,240
RAIT Investment Trust		35,800	979,130
Silicon Valley Bancshares*		48,700	1,810,179
Westcorp		48,100	2,045,212

TOTAL FINANCIALS			14,364,301

Healthcare	23.6%
Align Technology, Inc. *		127,400	1,946,672
CV Therapeutics, Inc.*		133,800	1,672,500
Conceptus, Inc.*		62,800	582,156
Digene Corp.*		44,900	1,165,604
Dyax Corp.*		128,200	979,448
Immucor, Inc.*		93,300	2,309,175
Isolagen, Inc.*		124,200	1,173,690
MGI PHARMA, Inc.*		59,700	1,593,393
Medicis Pharmaceutical Corp.		44,900	1,752,896
Nektar Therapeutics*		182,800	2,646,944
North American Scientific, Inc.*		127,600	650,760
Pain Therapeutics, Inc.*		173,300	1,246,027
POZEN, Inc.*		108,600	949,164
Protein Design Labs, Inc.*		129,700	2,539,526
Rigel Pharmaceuticals, Inc.*		20,900	528,770
Transkaryotic Therapies, Inc.*		68,800	1,219,824
United Therapeutics Corp.*		47,500	1,659,175

TOTAL HEALTHCARE			24,615,724

Materials	2.3%
Engineered Support Systems, Inc.		30,600	1,396,584
Rofin-Sinar Technologies, Inc.*		34,900	1,025,362

TOTAL MATERIALS			2,421,946

Technology	14.3%
Agile Software Corp.*		198,600	1,574,898
Akamai Technologies, Inc.*		94,500	1,327,725
Cymer, Inc.*		49,000	1,404,340
Manhattan Associates, Inc.*		59,300	1,448,106
MatrixOne, Inc.*		269,200	1,362,152
Netegrity, Inc.*		146,300	1,098,713
O2Micro International, Ltd.*		161,700	1,736,658
Power Integrations, Inc.*		61,100	1,248,273
Skyworks Solutions, Inc.*		240,800	2,287,600
Tessera Technologies, Inc.*		64,300	1,421,030

TOTAL TECHNOLOGY			14,909,495

Transportation	1.5%
Knight Transportation, Inc.*		70,850	1,517,607

TOTAL COMMON STOCKS			97,843,008
(Cost $90,965,526)

MONEY MARKET MUTUAL FUNDS	0.0%**
SSgA Prime Money Market Fund		9,511	9,511
SSgA U.S. Treasury Money Market Fund		9,489	9,489

TOTAL MONEY MARKET MUTUAL FUNDS			19,000
(Cost $19,000)

TOTAL INVESTMENTS	100.1%		104,540,973
(Cost $97,663,491)
Liabilities in Excess of Other Assets	-0.1%		(93,054)
NET ASSETS	100.0%		$104,447,919

*Non-income producing security

**Less than 0.05% of net assets

Income Tax Information:

At September 30, 2004, the net unrealized appreciation based on cost for income tax purposes of $97,785,097 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost

$14,828,586

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(8,072,710)
Net unrealized appreciation	$6,755,876

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

INTERMEDIATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

Due		Principal
Date	Coupon	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	43.0%
U.S. Treasury Notes	3.7%
05/15/08	2.625%	$14,000,000	$13,794,928

Federal Farm Credit Bank	0.8%
07/21/08	3.150%	3,000,000	2,963,628

Federal Home Loan Bank	9.4%
03/06/06	5.125%	20,000,000	20,720,540
11/15/06	4.875%	14,000,000	14,563,990

TOTAL FEDERAL HOME LOAN BANK			35,284,530

Federal Home Loan Mortgage Corporation	9.5%
01/15/06	5.250%	6,500,000	6,725,050
01/05/07	6.700%	5,000,000	5,410,435
01/19/07	3.050%	2,500,000	2,502,540
09/15/07	3.500%	1,950,000	1,970,358
01/23/08	3.650%	10,540,000	10,641,426
04/15/08	5.750%	1,750,000	1,889,983
03/15/09	5.750%	4,510,000	4,900,525
07/15/12	5.125%	1,810,000	1,901,208

TOTAL FEDERAL HOME LOAN MRTG. CORP.			35,941,525

Federal National Mortgage Association	16.8%
06/15/05	5.750%	2,000,000	2,048,874
02/15/06	5.500%	14,500,000	15,077,564
01/15/07	5.000%	11,000,000	11,503,393
02/15/08	5.750%	2,850,000	3,068,843
02/01/11	6.250%	5,000,000	5,520,330
02/28/12	5.625%	11,000,000	11,446,237
08/01/12	5.250%	4,500,000	4,676,666
10/15/14	4.625%	10,000,000	9,963,160

TOTAL FEDERAL NAT’L MORTGAGE ASSOC.			63,305,067

Other	2.8%
Private Export Funding Corp.
03/15/06	5.340%	10,000,000	10,387,880

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			161,677,558
(Cost $160,360,660)

CORPORATE BONDS & NOTES	54.6%
FINANCIALS	31.0%
Banks	12.5%
AmSouth Bank*
02/01/08	6.450%	5,100,000	5,521,056
Bank of America Corp.
01/15/13	4.875%	4,940,000	5,011,161
Bank of New York Co., Inc.
09/01/07	3.900%	2,415,000	2,450,913
Bank One Corp.
08/01/06	6.875%	2,000,000	2,142,204
05/01/07	7.600%	725,000	802,189
First Union National Bank
02/15/10	7.875%	5,000,000	5,888,950
Key Bank
07/17/07	5.000%	5,500,000	5,724,510
National City Corp.
05/15/05	7.200%	2,000,000	2,059,206
Regions Bank
12/15/06	2.900%	2,530,000	2,520,879
Regions Financial Corp.
03/01/11	7.000%	4,500,000	5,168,120
Synovus Financial Corp.
02/15/13	4.875%	1,775,000	1,783,060
US Bank
02/04/14	6.300%	7,000,000	7,777,616

TOTAL BANKS			46,849,864

Broker/Dealers	11.7%
Bear Stearns Co.
01/15/07	5.700%	6,330,000	6,679,751
Donaldson, Lufkin & Jenrette, Inc.
11/01/05	6.875%	1,000,000	1,044,847
Goldman Sachs Group, Inc.
08/17/05	7.625%	3,800,000	3,969,552
01/15/11	6.875%	3,500,000	3,952,550
J.P. Morgan Chase & Co.
03/01/07	5.350%	2,730,000	2,866,123
05/30/07	5.250%	4,065,000	4,271,746
Lehman Brothers, Inc.
01/18/12	6.625%	4,500,000	5,033,272
Merrill Lynch & Co., Inc.
01/30/06	2.940%	5,400,000	5,422,847
01/15/07	7.000%	2,580,000	2,793,015
Morgan Stanley Group, Inc.
03/01/07	6.875%	5,000,000	5,423,210
05/15/10	4.250%	2,500,000	2,512,895

TOTAL BROKER/DEALERS			43,969,808

Financial Services	2.5%
Countrywide Funding Corp.
10/22/04	6.840%	2,500,000	2,505,688
General Electric Corp.
12/05/07	3.500%	6,710,000	6,744,221

TOTAL FINANCIAL SERVICES			9,249,909

Insurance	3.8%
AIG Sunamerica Global Financing*
08/01/08	5.850%	5,000,000	5,390,155
Allstate Financial Global Funding II*
04/15/07	2.625%	7,665,000	7,537,807
Cigna Corp.
01/15/06	6.375%	1,350,000	1,406,113

TOTAL INSURANCE			14,334,075

Leasing Company	0.5%
International Lease Finance Corp.
01/17/06	4.000%	1,950,000	1,981,079

TOTAL FINANCIALS			116,384,735

INDUSTRIALS	22.8%
Capital Goods	4.0%
Boeing Capital Corp.
05/15/06	5.650%	1,125,000	1,174,533
Dover Corp.
11/15/05	6.450%	3,525,000	3,663,970
John Deere Capital
03/15/12	7.000%	7,000,000	8,092,966
01/15/13	5.100%	2,000,000	2,062,258

TOTAL CAPITAL GOODS			14,993,727

Consumer Cyclicals	5.9%
DaimlerChrysler AG
01/18/11	7.750%	7,000,000	8,139,740
Ford Motor Credit Co.
01/25/07	6.500%	7,000,000	7,414,267
General Motors Acceptance Corp.
08/28/12	6.875%	6,500,000	6,754,222

TOTAL CONSUMER CYCLICALS			22,308,229

Consumer Staples	1.0%
Price/Costco, Inc.
06/15/05	7.125%	3,700,000	3,813,927

Healthcare	3.0%
Abbott Laboratories
07/01/06	5.625%	3,500,000	3,664,087
Bristol-Meyers Squibb Co.
10/01/11	5.750%	7,000,000	7,506,583

TOTAL HEALTHCARE			11,170,670

Media Publishing & Cable	1.4%
Continental Cablevision, Inc.
09/15/05	8.875%	4,876,000	5,144,970

Technology	1.3%
Pitney Bowes, Inc.
02/01/05	5.950%	5,000,000	5,051,055

Telecommunications	6.2%
BellSouth Corp.
10/15/11	6.000%	7,000,000	7,622,566
GTE Corp.
04/15/06	6.360%	4,400,000	4,619,516
11/01/08	6.900%	7,000,000	7,755,615
Verizon Communications, Inc.
12/15/06	5.375%	3,000,000	3,140,250

TOTAL TELECOMMUNICATIONS			23,137,947

TOTAL INDUSTRIALS			85,620,525

UTILITIES	0.8%
Gas	0.8%
ONEOK, Inc.
08/15/06	7.750%	2,900,000	3,148,727

TOTAL UTILITIES			3,148,727

TOTAL CORPORATE BONDS & NOTES			205,153,987
(Cost $198,550,485)

MORTGAGE-BACKED OBLIGATIONS	0.0** %
Government National Mortgage Association
Pool #26825
09/15/08	9.000%	17,627	19,010

TOTAL MORTGAGE-BACKED OBLIGATIONS			19,010
(Cost $17,026)

		Shares
MONEY MARKET MUTUAL FUNDS	1.5%
SSgA Prime Money Market Fund		4,375,334	4,375,334
SSgA Treasury Money Market Fund		1,368,432	1,368,432

TOTAL MONEY MARKET MUTUAL FUNDS			5,743,766
(Cost $5,743,766)

TOTAL INVESTMENTS	99.1%	372,594,321
(Cost $364,671,937)
Other Assets in Excess of Liabilities	0.9%	3,299,816
NET ASSETS	100.0%	$375,894,137

* Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $18,449,018 or 4.91% of net assets.

** Less than 0.05% of net assets

Income Tax Information:

At September 30, 2004, the net unrealized appreciation based on cost for income tax purposes of $364,618,284 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost

$9,653,960

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(1,677,923)
Net unrealized appreciation	$7,976,037

TENNESSEE TAX-FREE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

Due		Bond Rating***	Principal
Date	Coupon	Moody/S&P	Amount	Value

TENNESSEE MUNICIPAL OBLIGATIONS	98.4%
GENERAL OBLIGATION BONDS	56.2%
Bradley County
03/01/10	4.250%, FGIC	Aaa/AAA	$1,000,000	$1,051,280
Cocke County
06/01/15	5.000%, MBIA	Aaa/NR	1,195,000	1,317,069
Collierville
Water & Sewer Systems
11/01/16	5.500%, MBIA	Aaa/AAA	1,000,000	1,074,910
Crockett County
04/01/11	5.000%, AMBAC	Aaa/NR	500,000	528,490
Dickson County
06/01/16	5.000%, FGIC	Aaa/NR	1,535,000	1,673,718
Franklin
04/01/15	4.500%	Aaa/NR	1,700,000	1,810,211
Franklin
Special School District
06/01/12	5.100%	Aa2/NR	2,500,000	2,786,475
Franklin County
03/01/13	5.250%, MBIA	Aaa/AAA	750,000	769,177
Grundy County
05/01/06	5.350%, FGIC	Aaa/AAA	300,000	316,383
Hamilton County
11/01/09	5.000%	Aa1/NR	3,100,000	3,389,509
11/01/15	5.300%	Aa1/NR	3,535,000	3,857,074
Jackson
03/01/14	5.125%, MBIA	Aaa/NR	3,100,000	3,203,199
Johnson City
05/01/14	5.550%, FGIC	Aaa/AAA	2,250,000	2,425,725
La Vergne
Water & Sewer
03/01/14	5.400%	A1/NR	500,000	512,980
Lawrenceburg
Water & Sewer
07/01/15	5.500%, FSA	Aaa/AAA	1,330,000	1,485,025
Lincoln County
04/01/14	5.250%, FGIC	Aaa/NR	1,315,000	1,493,248
Madison County
04/01/15	5.000%	Aa3/NR	4,425,000	4,789,709
Maury County
04/01/14	5.000%	Aaa	1,140,000	1,264,750
McNairy County
03/01/15	4.000%, MBIA	Aaa/NR	1,750,000	1,790,478
Memphis
11/01/10	5.200%	Aa2/AA	1,000,000	1,065,250
10/01/11	5.125%	Aa2/AA	1,000,000	1,070,250
04/01/13	5.250%	Aa2/AA	4,000,000	4,325,160
11/01/13	5.2505%	Aa2/AA	1,000,000	1,061,650
10/01/16	4.750%	Aa2/AA	2,000,000	2,082,600
Metropolitan Nashville & Davidson
Energy Production
07/01/13	5.250%	Aa2/AA	1,000,000	1,131,890
Monroe County
05/01/06	5.250%, FSA	Aaa/NR	1,500,000	1,579,605
Montgomery County
05/01/16	4.750%	Aaa/NR	1,000,000	1,091,910
Roane County
05/01/14	4.000%, MBIA	Aaa/NR	500,000	517,900
Rockwood
Water & Sewer
06/01/16	3.650%, MBIA	NR/AAA	1,280,000	1,266,355
Rutherford County
04/01/09	5.250%	Aa2/AA	500,000	525,685
04/01/14	5.000%	Aa2/AA	5,000,000	5,431,800
Shelby County
06/01/09	5.625%	Aa2/AA+	1,000,000	1,063,100
11/01/09	5.300%	Aa2/AA+	3,000,000	3,212,580
03/01/10	5.500%	Aa2/AA+	2,000,000	2,248,420
05/01/14	4.700%	Aa2/AA+	2,000,000	2,090,300
Tennessee State
05/01/11	5.000%	Aa2/AA	4,160,000	4,610,985
05/01/13	5.300%	Aa2/AA	750,000	815,295
05/01/15	5.000%	Aa2/AA	3,290,000	3,455,586
Tipton County
04/01/12	5.250%, AMBAC	Aaa/NR	500,000	535,605
Warren County
06/01/12	5.000%, MBIA	Aaa/NR	1,845,000	2,049,315
Weakley County
05/01/09	5.000%, FGIC	Aaa/AAA	350,000	356,909
Williamson County
03/01/11	6.000%	Aa1/NR	1,000,000	1,154,580
04/01/12	5.000%	Aa1/NR	2,500,000	2,782,100
03/01/13	5.000%	Aa1/NR	2,500,000	2,714,800
03/01/14	5.000%	Aa1/NR	2,000,000	2,161,100
03/01/15	5.150%	Aa1/NR	1,500,000	1,668,480
Wilson County
04/01/11	5.000%, FGIC	Aaa/NR	1,000,000	1,109,650

TOTAL GENERAL OBLIGATION BONDS				88,718,270

REVENUE BONDS	42.2%
Health & Education	23.4%
Blount County
07/01/09	5.250%	Baa1/NR	2,765,000	2,861,416
Franklin County
09/01/09	4.750%	NR/A+	1,880,000	2,007,746
Jackson
04/01/10	5.500%, AMBAC	Aaa/AAA	400,000	414,436
Johnson City
07/01/09	5.125%, MBIA	Aaa/AAA	5,705,000	6,313,609
Knox County
Baptist Health
04/15/11	5.500%, CONLEE	NR/AAA	3,000,000	3,233,280
Knox County
Ft. Sanders
01/01/14	5.750%, MBIA	Aaa/AAA	1,000,000	1,162,980
Knox County
Health Education
01/01/12	4.200%	NR/NR*	3,400,000	3,453,414
07/01/16	5.000%	Baa1/BBB+	3,810,000	3,910,851
01/01/18	5.500%	Aaa/AAA	2,000,000	2,192,920
Metropolitan Nashville & Davidson
Vanderbilt University
07/01/14	5.375%	Aa2/AA	1,000,000	1,086,340
05/01/16	5.600%	Aa2/AA	2,600,000	2,874,014
Shelby County
08/01/12	5.500%, MBIA	Aaa/AAA	650,000	680,017
08/01/12	5.500%, MBIA	Aaa/AAA	1,350,000	1,522,260
Tennessee State School
Board Authority
05/01/11	5.500%	Aa3/AA-	500,000	532,520
05/01/14	4.500%, FSA	Aaa/AAA	4,440,000	4,734,061

TOTAL HEALTH & EDUCATION				36,979,864

Housing	3.2%
Metropolitan Nashville & Davidson
Multi-Family Housing
02/01/21	5.200%	NR/AAA	1,000,000	1,030,240
Tennessee Housing
Development Agency
01/01/11	5.800%	Aa2/AA	400,000	418,176
07/01/13	5.800%	Aa2/AA	330,000	333,993
07/01/16	4.900%	Aa2/AA	3,120,000	3,195,535

TOTAL HOUSING				4,977,944

Industrial Development	2.2%
Chattanooga
10/01/16	5.400%, AMBAC	Aaa/AAA	3,210,000	3,547,531

State Authority	1.3%
Tennessee State Local
Development Authority
03/01/14	5.125%, MBIA	Aaa/AAA	2,000,000	2,105,320

Utilities	12.1%
Clarksville
Water, Sewer & Gas
02/01/10	5.300%, MBIA	Aaa/NR	900,000	985,095
Dickson
Electric
09/01/11	5.625%, MBIA	Aaa/AAA	1,000,000	1,139,760
Johnson City
Electric
05/01/10	5.400%, MBIA	Aaa/AAA	500,000	525,855
05/01/12	5.100%, MBIA	Aaa/AAA	1,500,000	1,600,920
Knoxville
Electric
07/01/13	5.000%	Aa3/AA	1,000,000	1,082,020
La Follette
Electric
06/01/11	5.800%, AMBAC	Aaa/AAA	430,000	450,464
03/01/15	5.250%, AMBAC	Aaa/NR	1,000,000	1,069,360
Lawrenceburg
Electric
07/01/06	5.200%, MBIA	Aaa/AAA	345,000	364,372
Lenoir City
Electric
06/01/07	5.000%, AMBAC	Aaa/NR	2,000,000	2,145,760
Madison
Utility District
02/01/10	5.600%, MBIA	Aaa/AAA	500,000	547,090
Metropolitan Nashville & Davidson
Electric
05/15/15	5.125%	Aa3/AA	1,000,000	1,075,830
Metropolitan Nashville & Davidson
Water & Sewer
01/01/08	5.000%, FGIC	Aaa/AAA	4,000,000	4,323,360
01/01/13	5.200%, FGIC	Aaa/AAA	1,500,000	1,682,610
Rutherford County
Utilities District
02/01/11	5.100%, FGIC	Aaa/NR	500,000	538,030
Sevier County
Gas
05/01/11	5.400, AMBAC	Aaa/NR	1,000,000	1,074,380
Sevier County
Solid Waste
09/01/10	5.400%, AMBAC	Aaa/AAA	500,000	512,235

TOTAL UTILITIES				19,117,141

TOTAL REVENUE BONDS				66,727,800

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS				155,446,070
(Cost $148,049,912)

MONEY MARKET MUTUAL FUNDS	0.0%**
Federated Tax Free Fund		712	712
SSgA Tax Free Fund		1,086	1,086

TOTAL MONEY MARKET MUTUAL FUNDS			1,798
(Cost $1,798)

TOTAL INVESTMENTS	98.4%		155,447,868
(Cost $148,051,710)
Other Assets in Excess of Liabilities	1.6%		2,485,173
NET ASSETS	100.0%		$157,933,041

* At September 30, 2004, this security was rated A by Fitch

** Less than 0.05% of net assets

***Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at September 30, 2004

The Portfolio had the following insurance concentration of 10% or greater at September 30, 2004:

MBIA	18.3%

To simplify the listings of securities, abbreviations are used per the table below:

AMBAC	Ambac Financial Group, Inc.
CONLEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association

Income Tax Information:

At September 30, 2004, the net unrealized appreciation based on cost for income tax purposes of $148,051,710 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost

$7,648,464

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(252,306)
Net unrealized appreciation	$7,396,158

CASH RESERVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

Due		Discount Rate or	Principal
Date		Coupon Rate	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	10.2%
Federal Home Loan Bank	4.4%
12/12/04*		1.745%	$8,000,000	$7,995,421
04/04/05		1.425%	2,500,000	2,500,000

TOTAL FEDERAL HOME LOAN BANK				10,495,421

Federal Home Loan Mortgage Corporation	1.1%
03/23/05		1.290%	2,500,000	2,500,000

Federal National Mortgage Association	4.7%
11/18/04*		1.640%	8,000,000	7,999,235
12/08/04		1.545%	3,000,000	3,000,000

TOTAL FEDERAL NATIONAL
MORTGAGE ASSOCIATION				10,999,235

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS				23,994,656

CERTIFICATES OF DEPOSIT	13.5%
Depository Institutions	13.5%
Citibank
10/06/04		1.520%	11,800,000	11,800,000
Societe Generale
05/09/05		1.440%	3,000,000	2,999,547
Swedbank
03/01/05		1.440%	6,000,000	5,999,273
Washington Mutual Bank
11/03/04		1.640%	11,000,000	11,000,000

TOTAL CERTIFICATES OF DEPOSIT				31,798,820

COMMERCIAL PAPER	66.1%
Asset-Backed Securities	49.5%
Amstel Funding Corp.
12/15/04		1.840%	12,000,000	11,953,962
Atlantis One Funding Corp.
11/18/04		1.660%	12,000,000	11,973,385
Concord Minutemen Capital
11/17/04		1.830%	10,950,000	10,923,824
Emerald Certificates
10/27/04		1.650%	11,000,000	10,986,856
Links Finance, llc
10/01/04		1.880%	11,000,000	11,000,000
Lockhart Funding, llc
11/08/04		1.630%	10,000,000	9,982,753
Silver Tower US Funding, llc
10/15/04		1.570%	12,000,000	11,992,650
Solitaire Funding, llc
10/07/04		1.560%	11,000,000	10,997,133
Thames Asset Global Securities
10/18/04		1.780%	12,000,000	11,989,908
Thunder Bay Funding, llc
10/01/04		1.880%	11,000,000	11,000,000
Victory Receivables Corp.
10/20/04		1.800%	4,053,000	4,049,148

TOTAL ASSET-BACKED SECURITIES				116,849,619

Broker/Dealer	4.2%
Morgan Stanley
10/27/04		1.780%	10,000,000	9,987,139

Depository Institutions	9.3%
Alliance & Leicester, plc
10/18/04		1.570%	10,000,000	9,992,563
Depfa Bank, plc
10/05/04		1.505%	4,560,000	4,559,235
UBS Finance
10/01/04		1.880%	7,474,000	7,474,000

TOTAL DEPOSITORY INSTITUTIONS				22,025,798

Insurance	3.1%
Irish Life & Permanent, plc
10/18/04		1.540%	7,445,000	7,439,568

TOTAL COMMERCIAL PAPER				156,302,124

CORPORATE NOTES	10.3%
Asset Backed Securities	0.4%
Racers Trust**
10/22/04*		1.828%	1,000,000	1,000,000

Broker/Dealer	4.7%
Merrill Lynch & Co.
10/05/04*		1.550%	11,000,000	11,000,000

Depository Institutions	5.2%
HBOS Treasury Services, plc**
12/24/04*		1.961%	10,000,000	10,000,000
Westpac Banking Corp.
12/13/04*		1.850%	2,250,000	2,250,000

TOTAL DEPOSITORY INSTITUTIONS				12,250,000

TOTAL CORPORATE NOTES				24,250,000

TOTAL INVESTMENTS	100.1%			236,345,600
Liabilities in Excess of Other Assets	-0.1%			(116,799)
NET ASSETS	100.0%			$236,228,801

*  Floating or variable rate security - rate disclosed as of September 30, 2004.

Maturity date represents the next interest rate reset date.

**Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $11,000,000 or 4.66% of net assets.

Income Tax Information:

The cost for Federal income tax purposes - $236,228,801.

MUNICIPAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

Due		Discount Rate or	Principal
Date		Coupon Rate	Amount	Value

MUNICIPAL BONDS & NOTES	99.8%
Arkansas	0.5%
Arkansas Hospital Equipment
Financial Authority
10/07/04*		1.740%, MBIA; JPM	$500,000	$500,000

California	5.9%
Affordable Housing Agency
10/07/04*		1.760%, MER	3,940,000	3,940,000
Las Virgenes School District
10/07/04*		1.700%, FSA; DEXGRP	2,100,000	2,100,000

TOTAL CALIFORNIA				6,040,000

Colorado	1.0%
Denver Urban Renewal
10/0704*		1.790%, MER	1,000,000	1,000,000

Delaware	3.9%
Delaware State Economic Development
10/07/04*		1.800%, AIB	4,000,000	4,000,000

Florida	3.1%
Pinellas County Housing Financial Authority
10/07/04*		1.790%, RABOBK; CAIDEP	3,165,000	3,165,000

Georgia	3.6%
Atlanta Water & Waste
10/01/04*		1.730%, FSA; DEXGRP	500,000	500,000
Georgia Local Government
10/07/04*		1.770%, MBIA; BAC	3,200,000	3,200,000

TOTAL GEORGIA				3,700,000

Hawaii	3.0%
Hawaii Pacific Health
10/06/04*		1.820%, ASSET; BNS	3,100,000	3,100,000

Illinois	9.3%
Chicago Public Building
02/01/05		5.375%, FGIC	550,000	557,853
Illinois Educational Facilities Authority
10/06/04*		1.750%, FITB	1,600,000	1,600,000
Illinois Housing Development Authority
10/06/04*		1.640, FHLMC	2,400,000	2,400,000
Regional Transport Authority
10/06/04*		1.740%, MBIA; WB	1,000,000	1,000,000
Rockford Industrial Development
10/07/04*		1.820%, MI	4,000,000	4,000,000

TOTAL ILLINOIS				9,557,853

Indiana	1.9%
Hendricks County
Industrial Redevelopment
10/07/04*		1.800%, HBAN	1,000,000	1,000,000
Indiana Transport Financial Authority
10/07/04*		1.770%, FGIC; BK	1,000,000	1,000,000

TOTAL INDIANA				2,000,000

Iowa	1.9%
Des Moines
Commercial Development
10/07/04*		1.780%, PFG	2,000,000	2,000,000

Kentucky	0.6%
Lexington Center Corp.
10/01/04		2.000%	645,000	645,000

Massachusetts	1.0%
Milton
09/23/05		2.750%	1,000,000	1,010,673

Michigan	3.1%
Detroit Economic Development
10/07/04*		1.750%, CF	1,775,000	1,775,000
Detroit Sewage Disposal
10/06/04*		1.740%, FSA; WB	1,465,000	1,465,000

TOTAL MICHIGAN				3,240,000

Minnesota	3.9%
Minneapolis Convention Center
10/0704*		1.560%, DEXGRP	3,600,000	3,600,000
Minneapolis Convention Center
10/07/04*		1.560%, DEXGRP	300,000	300,000
Hennepin County
10/07/04*		1.560%, HESLAN	150,000	150,000

TOTAL MINNESOTA				4,050,000

Mississippi	3.4%
Mississippi State Development Bank
10/06/04*		1.790%, ABK; BNP	3,525,000	3,525,000

Multiple States	3.6%
Municipal Securities Pool
SG PG-18
10/07/04*		1.840%, USC; PENN; ABK; FGIC	3,715,000	3,715,000

New Hampshire	1.7%
New Hampshire Health and Education Facilities
07/01/05		5.250%, ABK	1,695,000	1,740,233

New Jersey	1.4%
New Jersey Healthcare Facility
10/07/04*		1.670%, JPM	1,400,000	1,400,000

New York	5.1%
New York
10/06/04*		1.700%, BAC	1,000,000	1,000,000
New York City Water Authority
10/01/04*		1.730%, FGIC; MSP	4,100,000	4,100,000
Rochester
10/01/04		5.125%, MBIA	180,000	180,000

TOTAL NEW YORK				5,280,000

North Carolina	1.8%
Charlotte Convention Facility
10/07/04*		1.750%, WB	1,885,000	1,885,000

Ohio	8.9%
Akron ABN AMRO Munitops
12/08/04*		1.090%, FGIC; AAB	500,000	500,000
Canton
12/01/04		4.500%, ABK	400,000	402,247
Fairfield County
04/13/05		2.000	900,000	903,858
Franklin County
10/06/04*		1.800%, ABK; BSC	4,100,000	4,100,000
Garfield Heights
12/15/04		2.000%, FSA	485,000	485,888
Licking County
12/01/04		2.000%, MBIA	500,000	500,738
Ohio State Higher Educational Facility
10/07/04*		1.750%, KEY	1,760,000	1,760,000
Olmsted Falls Local School District
12/15/04		6.850%, FGIC	550,000	567,478

TOTAL OHIO				9,220,209

Pennsylvania	9.6%
Berks County
11/15/04		5.400%, ABK	550,000	552,886
Chester County Development Authority
10/06/04*		1.770%, RBS	3,500,000	3,500,000
Philadelphia Authority for Industrial Development
10/07/04*		1.720%, COMMBK	300,000	300,000
Slippery Rock School District
04/01/05		5.250%, FGIC	150,000	152,715
Union County Hospital Authority
02/01/05*		1.220%, ASSET; BAC	1,500,000	1,500,000
York General Authority
10/01/04*		1.610%, MTB	3,950,000	3,950,000

TOTAL PENNSYLVANIA				9,955,601

Tennessee	11.9%
Chattanooga-Hamilton County
Hospital Authority
10/01/04		5.375%, FSA	2,000,000	2,000,000
Memphis
10/06/04*		1.730%, WESTLB	700,000	700,000
Metro. Gov’t Nashville Health &
Educational Facilities
10/01/04*		1.560%, SOTR	1,065,000	1,065,000
01/15/05*		1.050%, VANDU	2,500,000	2,500,000
08/03/05*		1.650%, AH	1,000,000	1,000,000
Shelby County Health, Educational &
Housing Facilities
10/06/04*		1.750%, JPM	3,000,000	3,000,000
Tennergy Corp.
06/01/05		5.000%, MBIA	2,000,000	2,045,576

TOTAL TENNESSEE				12,310,576

Texas	3.8%
Harris County
10/07/04*		1.750%, FSA; C	675,000	675,000
Plano Independent School District
02/15/05		5.000%, PSFG	250,000	253,544
Texas State
08/31/05		3.000	3,000,000	3,038,292

TOTAL TEXAS				3,966,836

Vermont	3.3%
Vermont Educational & Health Buildings
10/07/04*		1.750%, ASSET; FBF	3,400,000	3,400,000

Virginia	2.6%
University of Virginia
10/06/04*		1.740%, WB	2,690,000	2,690,000

TOTAL MUNICIPAL BONDS & NOTES				103,096,981

TOTAL INVESTMENTS	99.8%			103,096,981
Other Assets in Excess of Liabilities	0.2%			200,854
NET ASSETS	100.0%			$103,297,835

*Floating or variable rate security - rate disclosed as of

September 30, 2004.  Maturity date represents the next interest rate reset date.

The Portfolio had the following insurance concentration of 10% or greater at September 30, 2004:

ABK	13.6%
FGIC	10.3%

To simplify the listings of securities, abbreviations are used per the table below:

AAB	ABN AMRO Holding N.V.
ABK	AMBAC Financial Group, Inc.
AH	Ascension Health
AIB	Allied Irish Bank, plc
ASSET	Radian Asset Assurance
BAC	Bank of America Corp.
BK	Bank of New York Co.
BNP	BNP Paribas
BNS	Bank of Nova Scotia
BSC	Bear Stearns Co.
C	Citigroup, Inc.
CAIDEP	Caisse Des Depots Et Consignations
CF	Charter One Financial, Inc.
COMMBK	Commerce Bancorp, Inc.
DEXGRP	Dexia Bank
FBF	Fleet National Bank
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FITB	Fifth Third Bancorp
FSA	Financial Security Assurance
HBAN	Huntington Bancshares, Inc.
HESLAN	Landesbank Hessen - Thuringen Girozentrale
JPM	J.P. Morgan Chase & Co.
KEY	Keycorp
MBIA	Municipal Bond Insurance Association
MER	Merrill Lynch & Co., Inc.
MI	Marshall & Ilsley Corp.
MSP	Municipal Securities Purchase, Inc.
MTB	M&T Bank Corp.
PENN	Pennsylvania State University
PFG	Principal Financial Corp.
PSFG	Permanent School Fund
RABOBK	Rabobank Nederland N.V.
RBS	Royal Bank of Scotland Group
SOTR	Southtrust Corp.
USC	University of Southern California
VANDU	Vanderbilt University
WB	Wachovia Corp.
WESTLB	WestLB AG

Income Tax Information:

The cost for Federal income tax purposes - $103,297,835.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

Due	Discount Rate or		Principal
Date	Coupon Rate		Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	100.0%
Federal Farm Credit Bank	4.2%
10/01/04**	1.600%		$5,891,000	$5,891,000

Federal Home Loan Bank	14.8%
10/06/04**	1.720%		2,000,000	1,999,522
12/08/04*	1.725%		10,000,000	9,994,804
12/12/04*	1.745%		5,000,000	4,997,138
03/28/05	1.380%		2,000,000	2,000,000
04/04/05	1.425%		1,500,000	1,500,000

TOTAL FEDERAL HOME LOAN BANK				20,491,464

Federal Home Loan Mortgage Corp.	34.0%
10/07/04*	1.538%		5,000,000	5,000,000
10/12/04**	1.710%		8,000,000	7,995,820
11/04/04**	1.740%		1,010,000	1,008,340
11/07/04*	1.665%		10,000,000	10,001,947
11/09/04**	1.595%		10,000,000	9,982,748
11/09/04**	1.590%		10,000,000	9,982,748
03/01/05	1.420%		2,000,000	2,000,000
03/23/05	1.290%		1,000,000	1,000,000

TOTAL FEDERAL HOME LOAN MRTG. CORP.				46,971,603

Federal National Mortgage Association	47.0%
10/01/04**	1.710%		3,212,000	3,212,000
10/03/04*	1.480%		10,000,000	9,999,355
10/05/04**	1.540%		2,000,000	1,999,658
10/08/04**	1.550%		1,000,000	999,699
10/20/04**	1.560%		8,000,000	7,993,413
10/27/04**	1.575%		8,000,000	7,990,900
11/03/04**	1.740%		3,210,000	3,205,130
11/03/04**	1.600%		4,990,000	4,982,431
11/04/04**	1.750%		654,000	652,919
11/18/04*	1.640%		5,000,000	4,999,522
12/06/04*	1.680%		10,000,000	9,994,429
12/08/04**	1.820%		8,000,000	7,972,498
12/24/04*	1.871%		1,000,000	999,948

TOTAL FEDERAL NAT'L MORTGAGE ASSOC.				65,001,902

TOTAL U.S. GOVERNMENT &				138,355,969
AGENCY OBLIGATIONS

TOTAL INVESTMENTS	100.0%			138,355,969
Liabilities in Excess of Other Assets	0.0	%***		(45,059)
NET ASSETS	100.0%			$138,310,910

* Floating or variable rate security rate disclosed as of September 30, 2004. Maturity date represents the next interest rate reset date.

**Discount Note.

***Less than 0.05% of net assets.

Income Tax Information:

The cost for Federal income tax purposes - $138,310,910.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:	/s/ George Lewis
George Lewis
President

Date:	November 17, 2004

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Lewis
George Lewis
President

Date:	November 17, 2004

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer

Date:	November 17, 2004